Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments accounted for using the equity method

12.	Investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2021	2020
	(€ million)
Joint ventures	€5,635	€2,844
Associates	297	308
Other	90	—
Total Investments accounted for using the equity method	€6,022	€3,152
The Company's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2021	2020	2021	2020
Joint ventures	Ownership percentage		(€ million)
Finance companies in partnership with Santander Consumer Finance	50.0%	50.0%	€1,896	€1,920
FCA Bank S.p.A.	50.0%	—%	1,858	—
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	—%	727	—
Finance companies in partnership with BNP Paribas Personal Finance	50.0%	50.0%	636	578
Dongfeng Peugeot Citroën Auto Finance Company	25.0%	25.0%	137	114
GAC FIAT Chrysler Automobiles Co.	50.0%	—%	130	—
Automotive Cells Company SE (ACC)	50.0%	50.0%	89	16
Others			162	216
Total			€5,635	€2,844
Equity investments of the FCA Group with an acquisition fair value of €2,637 million were recognized on completion of the merger. Refer to Note 3, Scope of Consolidation for additional information.
FCA Bank, a joint venture with Crédit Agricole Consumer Finance S.A. (“CACF”), operates in Europe, primarily in Italy, France, Germany, UK and Spain. FCA Bank provides retail and dealer financing and long-term rental services in the automotive sector, directly or through its subsidiaries as a partner of the FCA vehicle brands and for Maserati vehicles. On July 19, 2019, FCA and Crédit Agricole Consumer Finance agreed to extend the term until December 31, 2024, with automatic renewal unless notice of non-renewal is provided no later than three years before end of the term. A notice of non-renewal would trigger certain put and call rights.
The financial statements of FCA Bank as at and for the year ended December 31, 2021 have not been authorized for issuance as of the date of issuance of the Company Consolidated Financial Statements. As such, the most recent publicly available financial information is included in the tables below.
The most recently available information was used to estimate the Company's share of FCA Bank net income and net equity.
The following tables include summarized financial information relating to FCA Bank:

At June 30, 2021
(€ million)
Financial assets	€24,502
Of which: Cash and cash equivalents	286
Other assets	6,171
Financial liabilities	25,319
Other liabilities	1,710
Total Equity	3,644
Net assets attributable to owners of the parent	3,579

Carrying amount of interest in FCA Bank
Company's share of net assets	1,790
Elimination of unrealized profits and other adjustments	68
Carrying amount of interest in FCA Bank(1)	€1,858
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(1) Amounts as at December 31, 2021.

Six months ended June 30
2021
(€ million)
Interest and similar income	€420
Interest and similar expenses	(98)
Income tax expense	(88)
Profit from continuing operations	254
Net profit	254

Net profit attributable to owners of the parent (A)	250
Other comprehensive income/(loss) attributable to owners of the parent (B)	16
Total Comprehensive income attributable to owners of the parent (A+B)	€266
Company’s share of net profit(1)	€233
______________________________________________________________________________________________________________________________
(1) Amounts for the year ended December 31, 2021.
There are two partnerships with Santander Consumer Finance,which covers the activities of financing and insurance of the Peugeot, Citroën and DS brands’ operations in the following countries: France, the United Kingdom, Malta, Spain, Italy, the Netherlands, Belgium, Germany, Austria, Brazil and Poland.
The following tables include summarized financial information relating to the finance companies in partnership with Santander Consumer Finance:

	At December 31, 2021	At December 31, 2020
	(€ million)
Financial assets	€31,959	€33,067
Of which: Cash and cash equivalents	2,758	2,355
Other assets	1,147	1,151
Financial liabilities	27,445	28,528
Other liabilities	1,869	1,850
Total Equity	3,792	3,840

Carrying amount of interest
Company’s share of net assets	1,896	1,920
Elimination of unrealized profits and other adjustments	—	—
Carrying amount of interest	€1,896	€1,920

	Years ended December 31,
	2021	2020	2019
	(€ million)
Interest and similar income	€2,300	€2,249	€2,178
Interest and similar expenses	(997)	(979)	(951)
Income tax expense	(210)	(227)	(199)
Profit from continuing operations	673	552	561
Net profit	673	552	561

Net profit attributable to owners of the parent (A)	336	276	281
Other comprehensive income/(loss) attributable to owners of the parent (B)	15	(24)	11
Total Comprehensive income attributable to owners of the parent (A+B)	€351	€252	€292
Company’s share of net profit	€336	€276	€281
Tofas, the Company’s joint venture with Koç Holding, is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2021, the fair value of the Company’s interest in Tofas was €976 million.
The Company's proportionate share of the earnings of its joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Share of the profit/(loss) of equity method investees in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Joint Ventures	€737	€(95)	€(78)
Associates	22	24	18
Other	(22)	(3)	(2)
Total Share of the profit/(loss) of equity method investees	€737	€(74)	€(62)
Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2021	2020	2019
	(€ million)
Joint ventures:
(Loss)/profit from continuing operations	€168	€(372)	€(359)
Net (loss)/profit	168	(372)	(359)
Other comprehensive loss	(72)	(4)	(268)
Total Other comprehensive (loss)/income	€96	€(376)	€(627)

Associates:
(Loss)/income from continuing operations	€22	€24	€18
Net (loss)/income	22	24	18
Other comprehensive (loss)/income	13	—	(34)
Total Other comprehensive income/(loss)	€35	€24	€(16)